Fair value measurements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Fair value measurements

(31)	Fair value measurements
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2020:
Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments	$—	$42,919	$—	$42,919
Assets of the benefits plan	$—	$216,548	$—	$216,548
Assets held for sale (1)	$—	$884	$—	$884
Revalued administrative property (note 14)	$—	$—	$110,931	$110,931

(1)	Assets held for sale don’t including sales costs associated.
Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Interest rate derivatives (notes 28 and 29)	$—	$2,697	$—	$2,697
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$6,275,788	$—	$6,275,788

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2019:
Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (note 28 and 29)
Aircraft fuel hedges	$—	$525	$—	$525
Interest rate derivatives	—	11	—	11
Investments	—	55,440	—	55,440
Assets of the benefits plan	—	204,527	—	204,527
Assets held for sale (1)	—	694,336	—	694,336
Revalued administrative property (note 14)	$—	$—	$111,112	$111,112

(1)	Assets held for sale don’t including sales costs associated.
Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Interest rate derivatives (notes 28 and 29)	$—	$1,289	$—	$1,289
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$5,454,688	$—	$5,454,688
Fair values hierarchy
The table below analyses financial instruments carried at fair value by valuation method. The different levels have been defined as follows:

Level 1	Observable inputs such as quoted prices in active markets

Level 2	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3	inputs are unobservable inputs for the asset or liability.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re–assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

(a)
The fair value of financial assets which changes in OCI is determined by reference to the present value of future principal and interest cash flows, discounted at a market based on interest rate at the reporting date.

(b)
The Group enters into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings, Derivatives valued using valuation techniques with market observable inputs are mainly interest rate contracts, foreign currency forward contracts and commodity contracts, The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations, The models incorporate various inputs including the credit quality of counterparties, foreign currency spot and forward rates, interest rate curves and forward rate curves of the underlying commodity.

(c)
The Group uses the revaluation model to measure its land and buildings which are composed of administrative properties, Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property, The fair values of the properties were determined by using market comparable methods, This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property, The Group engaged accredited independent appraisals, to determine the fair value of its land and buildings.